Dividends - Summary of Dividends (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2021 R / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 R / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 R / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 R / shares
Disclosure of Dividends [line items]
Dividends declared per share | $ / shares		$ 0.36		$ 0.16		$ 0.05
Final dividend
Disclosure of Dividends [line items]
Dividends declared per share			R 3.20		R 1		R 0.20
Interim dividend
Disclosure of Dividends [line items]
Dividends declared per share	R 2.10		R 1.60		R 0.60
Approved dividend
Disclosure of Dividends [line items]
Final dividend approved by the Board	R 2.60